Lines of credit	12 Months Ended
Dec. 31, 2015
Line of credit
Lines of credit

27.Lines of credit

As of December 31, 2015, the Group had agreements with eighteen PRC commercial banks for unsecured revolving lines of credit, and increased its revolving lines of credit to RMB14,092,000. The Company was in compliance with the financial covenants, if any, under those lines of credit as of December 31, 2015.

As of December 31, 2015, under the lines of credit, the Company had RMB3,040,209 outstanding for the liquidity loans, RMB5,510,796 reserved for the issuance of bank acceptance, RMB82,056 reserved for the bank guarantee and RMB180,000 outstanding for the bank factoring.